Loans Receivable, Net and Allowance for Loan Losses, Troubled Debt Restructuring (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TDR Loans [Abstract]
Number of Contracts	8	9
Recorded Investment	$ 618,000	$ 937,000
Non-Accrual	71,000	71,000
Accruing	547,000	866,000
Related Allowance	11,000	13,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	310,000
Past Due 30-89 Days	180,000	182,000
Greater than 90 Days	367,000	374,000
Non-Accrual	71,000	71,000
Recorded Investment	618,000	937,000
Number of months of timely payments before a TDR loan is placed back into an accrual status	6 months
Number of restructurings made under a government assistance program	0
Number of months that modified loans have terms of interest only payments	9 months
Commitments to lend additional funds to debtors whose terms have been modified as TDRs	0
Real Estate Loans [Member] | One to four family residential [Member] | Owner occupied [Member]
TDR Loans [Abstract]
Number of Contracts	1	1
Recorded Investment	71,000	71,000
Non-Accrual	71,000	71,000
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	71,000	71,000
Recorded Investment	71,000	71,000
Real Estate Loans [Member] | One to four family residential [Member] | Non-owner Occupied [Member]
TDR Loans [Abstract]
Number of Contracts	4	5
Recorded Investment	302,000	617,000
Non-Accrual	0	0
Accruing	302,000	617,000
Related Allowance	10,000	12,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	310,000
Past Due 30-89 Days	0	0
Greater than 90 Days	302,000	307,000
Non-Accrual	0	0
Recorded Investment	302,000	617,000
Real Estate Loans [Member] | Multi-family Residential [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Construction [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Home Equity [Member]
TDR Loans [Abstract]
Number of Contracts	3	3
Recorded Investment	245,000	249,000
Non-Accrual	0	0
Accruing	245,000	249,000
Related Allowance	1,000	1,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	180,000	182,000
Greater than 90 Days	65,000	67,000
Non-Accrual	0	0
Recorded Investment	245,000	249,000
Consumer Non-real Estate [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	$ 0	$ 0